Supplemental Oil and Gas Information (Unaudited) Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	$ 0	$ 2,582	$ 465,088
Property acquisition costs, unproved	0	0	103,337
Development costs	124,032	135,692	90,418
Total costs	$ 124,032	$ 138,274	$ 658,843